Revision of Prior Period Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Prior Period of Financial Statement

The cumulative effect of the adjustments on all prior periods to Shareholders’ Equity as of March 31, 2020 reflected below:

	Common Stock		Additional Paid-in Capital	Share Subscriptions Receivable	Share Subscription Payable	Accumulated Deficit	Cumulative translation adjustment	Total Stockholders’ Equity (Deficit)
	Shares	Amount
Balance at March 31, 2020	46,547,749	$4,655	$9,060,739	$(1,577)	$1,178,608	$(10,961,172)	$(8,580)	$(727,327)
Revision	2,458,834	$246	$731,946	-	$137,315	$(869,507)	-	-
Balance at March 31, 2020, as revised	49,006,583	$4,901	$9,792,685	$(1,577)	$1,315,923	$(11,830,679)	$(8,580)	$(727,327)

The cumulative effect of the adjustments on all prior periods to Shareholders’ Equity as of June 30, 2019, September 30, 2019, December 30, 2019 and March 31, 2020 reflected below:

	Common Stock		Additional Paid-in Capital	Share Subscriptions Receivable	Share Subscription Payable	Accumulated Deficit	Cumulative translation adjustment	Total Stockholders’ Equity (Deficit)
	Shares	Amount
Balance at June 30, 2019	28,177,966	$2,817	$8,309,293	$(1,577)	$1,853,819	$(10,482,521)	$(23,624)	$(341,792)
Revision	12,719,566	$1,273	$182,509	-	$781,298	$(965,079)	-	-
Balance at June 30, 2019, as revised	40,897,532	$4,090	$8,491,802	$(1,577)	$2,635,117	$(11,447,600)	$(23,624)	$(341,792)

Balance at September, 2019	38,506,721	$3,850	$8,230,982	$(1,577)	$1,606,097	$(10,212,150)	$(46,116)	$(418,915)
Revision	1,400,069	$141	$183,641	-	$781,298	$(965,079)	-	-
Balance at September 30, 2019, as revised	39,906,790	$3,991	$8,414,623	$(1,577)	$2,387,395	$(11,177,230)	$(46,116)	$(418,915)

Balance at December 31, 2019	41,906,790	$4,191	$8,381,231	$(1,577)	$1,511,080	$(10,768,906)	$(8,580)	$(882,561)
Revision	-	-	$261,192	-	$648,315	$(909,507)	-	-
Balance at December 31, 2019, as revised	41,906,790	$4,191	$8,642,423	$(1,577)	$2,159,395	$(11,678,413)	$(8,580)	$(882,561)
				-
Balance at March 31, 2020	46,547,749	$4,655	$9,060,739	$(1,577)	$1,178,608	$(10,961,172)	$(8,580)	$(727,327)
Revision	2,458,834	$246	$731,946	-	$137,315	$(869,507)	-	-
Balance at March 31, 2020, as revised	49,006,583	$4,901	$9,792,685	$(1,577)	$1,315,923	$(11,830,679)	$(8,580)	$(727,327)

Schedule of Consolidated Statements of Operations

The Condensed Consolidated Statements of Operations has been revised to reflect the correction for the three months ended March 31, 2020 as follows:

	For the Three Months Ended March 31, 2020
	As previously reported	Revision	As Revised
Professional Fees	$149,465	$(40,000)	$109,465
Total Operating Expenses	$178,471	$(40,000)	$138,471
Loss from Operations	$(164,455)	$40,000	$(124,455)
Net Loss	$(192,266)	$40,000	$(152,266)
Comprehensive Loss	$(192,266)	$40,000	$(152,266)
Loss per Share – Basic and Diluted	$(0.00)	-	$(0.00)

The Consolidated Statements of Operations and Comprehensive Loss has been revised to reflect the correction for the year ended December 31, 2019 and three months ended March 31, 2020 as follows:

	For the Year Ended December 31, 2019
	As previously reported	Revision	As Revised
Professional Fees	$570,852	$(55,573)	$515,279
Total Operating Expenses	$831,971	$(55,573)	$776,398
Loss from Operations	$(593,424)	$(55,573)	$(537,851)
Net Loss	$(414,607)	$(55,573)	$(359,034)
Comprehensive Loss	$(419,574)	$(55,573)	$(364,001)
Loss per Share–Basic and Diluted	$(0.01)	-	$(0.01)

	For the Three Months Ended March 31, 2020
	As previously reported	Revision	As Revised
Professional Fees	$149,465	$(40,000)	$109,465
Total Operating Expenses	$178,471	$(40,000)	$138,471
Loss from Operations	$(164,455)	$40,000	$(124,455)
Net Loss	$(192,266)	$40,000	$(152,266)
Comprehensive Loss	$(192,266)	$40,000	$(152,266)
Loss per Share–Basic and Diluted	$(0.00)	-	$(0.00)